Expense Example {- Franklin DynaTech VIP Fund} - FTVIP Class 4-61 - Franklin DynaTech VIP Fund - Class 4	May 01, 2021 USD ($)
Expense Example:
1 year	$ 106
3 years	329
5 years	571
10 years	$ 1,265